Registration Nos. 811-7963
                                                                       333-17381

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  /x/

                  Pre-Effective Amendment No.
                                              ---------------
                  Post-Effective Amendment No.       3
                                              ---------------
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          /x/

                  Amendment No.        4
                                ---------------

                        (Check appropriate box or boxes)

                      THE NEW YORK STATE OPPORTUNITY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             4605 E. Genesee Street
                             DeWitt, New York 13214
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (315) 251-1101

                                  Gregg A. Kidd
                              Pinnacle Advisors LLC
                             4605 E. Genesee Street
                             DeWitt, New York 13214

                     (Name and Address of Agent for Service)

                                   Copies to:

                                 Tina D. Hosking
                         Countrywide Fund Services, Inc.
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202

It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on (date) pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a) of Rule 485
/X/  on August 1, 1999 pursuant to paragraph (a) of Rule 485

                      THE NEW YORK STATE OPPORTUNITY FUNDS

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 481(A)
                        UNDER THE SECURITIES ACT OF 1933
                        --------------------------------

PART A
------

Item No.  Registration Statement Caption        Caption in Prospectus
--------  ------------------------------        ---------------------

1.        Front and Back Cover Pages            Cover Pages

2.        Risk/Return Summary:                  Risk/Return Summary
          Investments, Risks,
          and Performance

3.        Risk/Return Summary:                  Expense Information
          Fee Table

4.        Investment Objectives,                Investment Objective, Principal
          Investment Strategies,                Investment Strategies
          and Related Risks                     and Risk Considerations

5.        Management's Discussion of
          Fund Performance                      Inapplicable (included in Annual
                                                Report

6.        Management, Organization,             Operation of the Fund
          and Capital Structure

7.        Shareholder Information               How to Purchase Shares;
                                                Shareholder Services; How to
                                                Redeem Shares; Dividend and
                                                Distributions; Taxes;
                                                Calculation of Share Price
                                                and Public Offering Price;
                                                Application

8.        Distribution Arrangements             Distribution Plan

9.        Financial Highlights                  Financial Highlights
          Information


PART B
------
                                                Caption in Statement
                                                of Additional
Item No.  Registration Statement Caption        Information
--------  ------------------------------        --------------------

10.       Cover Page and Table                  Cover Page; Table of
          of Contents                           Contents

11.       Fund History                          The Trust

                                      (i)

12.       Description of the Fund and           Definitions, Policies
          Its Investments and Risks             and Risk Considerations; Quality
                                                Ratings of Corporate Bonds and
                                                Preferred Stocks; Investment
                                                Limitations; Securities
                                                Transactions; Portfolio Turnover

13.       Management of the Fund                Trustees and Officers

14.       Control Persons and Principal         Principal Security
          Holders of Securities                 Holders

15.       Investment Advisory and Other         The Investment Advisor;
          Services                              Custodian; Independent Auditors;
                                                Countrywide Fund Services, Inc.;
                                                Securities Transactions

16.       Brokerage Allocation and Other        Securities Transactions
          Practices

17.       Capital Stock and Other               The Trust
          Securities

18.       Purchase, Redemption and              Calculation of Share
          Pricing of Shares                     Price and Public Offering Price;
                                                Redemption in Kind

19.       Taxation of the Fund                  Taxes

20.       Underwriters                          The Underwriter

21.       Calculation of Performance            Historical Performance
          Data                                  Information

22.       Financial Statements                  Annual Report

PART C
------

     The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                      (ii)

                     [Artist's rendition of New York state.]

                                 New York State
                                Opportunity Funds

                             Invest close to home...

                                   PROSPECTUS

                                 August 1, 1999



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not judged them for investment merit and does not guarantee the accuracy of adequacy of the information in the Prospectus. Anyone who informs you otherwise is committing a criminal act.

                                                                      PROSPECTUS
                                                                  August 1, 1999

                              NEW YORK EQUITY FUND
--------------------------------------------------------------------------------
The investment objective of the New York Equity Fund (the "Fund") is to provide long-term capital growth. The Fund seeks to obtain its investment objective by investing primarily in the common stocks and other equity securities of publicly-traded companies headquartered in the state of New York and those companies having a significant presence in the state.


                               INVESTMENT ADVISOR
                              Pinnacle Advisors LLC
                 4605 E. Genesee Street, DeWitt, New York 13214


This Prospectus has information about the Fund that you should know before investing. Please read it carefully and retain it for future reference.

                                TABLE OF CONTENTS
                                                                            PAGE
RISK/RETURN SUMMARY ..............................................
EXPENSE INFORMATION ..............................................
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
  AND RISK CONSIDERATIONS ........................................
OPERATION OF THE FUND ............................................
HOW TO PURCHASE SHARES ...........................................
SHAREHOLDER SERVICES .............................................
HOW TO REDEEM SHARES .............................................
DIVIDENDS AND DISTRIBUTIONS ......................................
TAXES ............................................................
DISTRIBUTION PLAN ................................................
CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE .............
FINANCIAL HIGHLIGHTS .............................................

For Information or Assistance in Opening an Account, please call:
Nationwide (Toll Free) 1-888-899-8344

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide long-term capital growth.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Fund invests primarily in the common stocks and other equity securities of publicly-traded companies headquartered in the state of New York and those companies having a significant presence in the state("New York Security"). At least 90% of the Fund's total assets will normally be invested in equity securities with at least 65% invested in New York Securities.

The Advisor uses fundamental analysis to identify securities with potential for capital appreciation. The Fund buys shares in companies of all sizes, although emphasis is placed on larger companies, small and medium sized companies may make-up a significant portion of the Fund's portfolio.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, there is a risk that you could lose money by investing in the Fund.

Due to the Fund's concentration in companies located in New York, a change in the economic environment of the state will have a greater impact on the Fund than on a Fund not concentrated in such companies. The Advisor believes that New York's combination of a strong economic infrastructure and prudent fiscal and legislative policy provides its companies with greater than average potential for capital appreciation. However, there is no assurance that these factors and the other demographic and economic characteristics that the Advisor believes favor these companies will continue in the future.

While smaller and mid-sized companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances, the securities of smaller and mid-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller and medium sized companies may be subject to wider price fluctuations.

As a non-diversified fund, the Fund may invest greater than 5% of its total assets in the securities of one or more issuers. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

                               PERFORMANCE SUMMARY

The bar chart and performance table shown below provide an indication of the risks of investing in the Fund by showing the performance of the Fund and by comparing the average annual total returns with a broad measure or market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

BAR CHART

26.80%
1998

During the period shown in the bar chart, the highest return for a quarter was 22.75% during the quarter ended December 31, 1998 and the lowest return for a quarter was -10.16% during the quarter ending September 30, 1998.

Sales loads are not reflected in the bar chart. If these sales loads were reflected in the bar chart, the returns would be less than those shown.

       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1998*

                                                       Since
                                        One          Inception
                                        Year       (May 12, 1997)
New York Equity Fund                    _____%         _____%
Standard & Poor's 500 Index             _____%         _____%

*    The Fund's year-to-date return as of June 30, 1999 is _____%.
**   [describe index]

                               EXPENSE INFORMATION

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Initial Sales Charge Imposed on Purchases
(as a percentage of offering price)...................................     4.75%
Maximum Deferred Sales Charge.........................................     None
Sales Charge Imposed on Reinvested Dividends..........................     None
Redemption Fee........................................................     None*

* A wire transfer fee is charged in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees ......................................................    1.00%
12b-1 Fees ...........................................................    0.14%
Other Expenses .......................................................    3.35%
Total Fund Operating Expenses  .......................................    4.49%*

* THE ADVISOR CURRENTLY INTENDS TO WAIVE FEES AND REIMBURSE FUND EXPENSES IN ORDER TO MAINTAIN TOTAL FUND OPERATING EXPENSES AT OR BELOW 1.98%. HOWEVER, THIS ARRANGEMENT MAY BE TERMINATED AT ANY TIME AT THE OPTION OF THE ADVISOR.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1  Year*                   $
                      3  Years*
                      5  Years*
                      10 Years*

* USING ACTUAL EXPENSES, NET OF ALL WAIVERS, THE COSTS OF INVESTING IN THE FUND FOR ONE, THREE, FIVE AND TEN YEARS WOULD HAVE BEEN $___, $_____, $_____ AND $_____, RESPECTIVELY.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISK CONSIDERATIONS

INVESTMENT OBJECTIVE

     The investment objective of the Fund is to provide long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES


The Fund seeks to obtain its investment objective by investing primarily in common stocks and other equity securities of publicly-traded companies headquartered in the state of New York and those companies having a significant presence in the state ("New York Securities"). Realization of current income will not be a significant investment consideration and any such income realized should be considered incidental to the Fund's objective.

Through fundamental analysis the Advisor attempts to identify securities and groups of securities with potential for capital appreciation. Under normal market conditions, at least 90% of the Fund's total assets will be invested in equity securities (with at least 65% of the Fund's total assets invested in New York Securities). The Advisor believes that the demographic and economic characteristics of New York, including population, employment, retail sales, personal income, bank loans, bank deposits and residential construction are such that many companies headquartered in the state, or having a significant presence in the state, have a greater than average potential for capital appreciation. For example, New York's Gross State Product is over $600 billion per year, making it the tenth largest economy in the world, and foreign investment exceeds $7 billion, far exceeding that of any other state. In addition, state taxes have recently been reduced by $3.6 billion. In the Advisor's opinion, this rare combination - a great, dynamic business and economic environment and a government committed to prudent fiscal and legislative policy - provides an exciting arena for business and investment. If a company is not headquartered in New York, the Advisor will consider such company as having a "significant presence" in the state if: (1) 50% or more of its profits are generated from operations (including plants, offices or a sales force) based in New York or (2) if the company employs 500 or more in its operations within New York and such number of employees as a percentage of the company's total employees is higher than the percentage of the company's total employees employed in any other state.

As a temporary defensive measure, the Fund may invest up to 100% of its total assets in investment grade bonds, U.S. Government Securities, repurchase agreements or money market instruments. When the Fund invests in investment grade bonds, U.S. Government Securities or money market instruments as a temporary defensive measure, it is not pursuing its stated investment objective.

OPERATION OF THE FUND

The New York Equity Fund is a non-diversified series of The New York State Opportunity Funds, a registered open-end management investment company.


The Trust retains Pinnacle Advisors LLC, 4605 E. Genesee Street, DeWitt, New York 13214 (the "Advisor"), to manage the Fund's investments. The Fund pays the Advisor a fee equal to the annual rate of 1% of the average value of its daily net assets up to $100 million; .95% of such assets from $100 million to $200 million; and .85% of such assets in excess of $200 million.

Gregg A. Kidd is primarily responsible for the day-to-day management of the Fund's portfolio. Prior to founding the Advisor in 1996, Mr. Kidd was a Vice President of Smith Barney, Inc., a registered broker-dealer and investment advisor.


YEAR 2000 READINESS. Computer users around the world are faced with the dilemma of the Year 2000 issue, which stems from the use of two digits in most computer systems to designate the year. When the year advances from 1999 to 2000, many computers will not recognize "00" as the Year 2000. This issue could potentially affect every aspect of computer-related activity, on an individual and corporate level. The Fund could be adversely impacted if the computer systems used by the Advisor and other service providers have not been converted to meet the requirements of the new century. The Advisor has evaluated its internal systems and expects them to handle the change of millennium. The Advisor is monitoring on an ongoing basis the progress of the Fund's service providers to convert their systems to comply with the requirements of the Year 2000. The Advisor currently has no reason to believe that these service providers will not be fully and timely compliant. However, you should be aware that there can be no assurance that all systems will be successfully converted prior to January 1, 2000, in which case it would become necessary for the Fund to enter into agreements with new service providers or to make other arrangements.


HOW TO PURCHASE SHARES

INITIAL INVESTMENTS. Your initial investment in the Fund ordinarily must be at least $1,000 ($250 for tax-deferred retirement plans). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment. You may open an account and make an initial investment through securities dealers having a sales agreement with the Fund's principal underwriter, Pinnacle

Investments, Inc. (the "Underwriter"). You may also make a direct initial investment by sending a check and a completed account application form to The New York State Opportunity Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to "New York Equity Fund". Third party checks will not be accepted. An account application is included in this Prospectus.

Shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Fund. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Transfer Agent by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Transfer Agent by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the public offering price next determined on the following business day.

The public offering price of the Fund's shares is the next determined net asset value per share plus an initial sales charge as shown in the following table.

                                        Initial Sales       Dealer
                                       Charge as % of:    Reallowance
                                       ---------------      as % of
                                       Public      Net      Public
                                      Offering   Amount    Offering
Amount of Investment                   Price    Invested     Price
--------------------                   -----    --------     -----
Less than $50,000                      4.75%      4.99%      4.00%
$50,000 but less than $100,000         4.00       4.17       3.25
$100,000 but less than $250,000        3.25       3.36       2.75
$250,000 but less than $500,000        2.50       2.56       2.00
$500,000 but less than $1,000,000      1.50       1.52       1.00
$1,000,000 or more                     None       None

Under certain circumstances, the Underwriter may increase or decrease the reallowance to dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Underwriter retains the entire initial sales charge on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

The Fund mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Fund and the Underwriter reserve the right to limit the amount of investments and to refuse to sell to any person.

Investors should be aware that the Fund's account application contains provisions in favor of the Fund, the Underwriter, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Transfer Agent in the transaction.



REDUCED INITIAL SALES CHARGE. You may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of your existing Fund shares with the amount of your current purchases in order to take advantage of the reduced initial sales charges set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced initial sales charges. The minimum initial investment under a Letter of Intent is $10,000. You should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.


PURCHASES AT NET ASSET VALUE. You may purchase shares of the Fund at net asset value when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has an initial sales charge. Your investment will qualify for this provision if the purchase price of the shares of the other fund included an initial sales charge and no more than sixty days prior to your purchase of shares of the Fund. To make a purchase at net asset value pursuant to this provision, you must submit photocopies of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund. The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss. These provisions may be modified or terminated at any time. Contact your securities dealer or the Transfer Agent for further information.


Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase shares of the Fund at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase shares at net asset value.

In addition, shares of the Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Underwriter, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

Clients of investment advisors and financial planners may also purchase shares of the Fund at net asset value if their investment advisor or financial planner has made arrangements to permit them to do so with the Fund and the Underwriter. The investment advisor or financial planner must notify the Fund that an investment qualifies as a purchase at net asset value.

Trustees, directors, officers and employees of the Fund, the Advisor, the Underwriter or the Transfer Agent, including members of the immediate families of such individuals and employee benefit plans established by such entities, may also purchase shares of the Fund at net asset value.



SHAREHOLDER SERVICES

Contact  the  Transfer  Agent  (Nationwide  call  toll-free   888-899-8344)  for
additional information about the shareholder services described below.

     Automatic Withdrawal Plan
     -------------------------

If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service. Purchases of additional shares of the Fund while the plan is in effect are generally undesirable because an initial sales charge is incurred whenever purchases are made.

     Tax-Deferred Retirement Plans
     -----------------------------

Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

     --   Keogh Plans for self-employed individuals

     -- Individual retirement account (IRA) plans for individuals and their non-employed spouses, including Roth IRAs and Educational IRAs

     -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

     -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

     Direct Deposit Plans
     --------------------

You may purchase shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable you to have all or a portion of your payroll or social security checks transferred automatically to purchase shares of the Fund.

     Automatic Investment Plan
     -------------------------

You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account on the 15th and/or the last business day of the month or both. The minimum initial and subsequent investments must be $50 under the plan. The Fund pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce the your return from an investment in the Fund.

     Reinvestment Privilege
     ----------------------

If you have redeemed shares of the Fund, you may reinvest all or part of the proceeds without any additional sales charge. This reinvestment must occur within ninety days of the redemption and the privilege may only be exercised once per year.

HOW TO REDEEM SHARES


You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Fund. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Fund's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. If the name(s) or address of your account has been changed within 30 days of your redemption request, you will be required to request the redemption in writing with your signature guaranteed regardless of the value of shares being redeemed.


You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-
dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Transfer Agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

If your instructions request a redemption by wire, you will be charged an $8 processing fee. The Fund reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from the your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Fund for more information about ACH transactions.

Shares are redeemed at the net asset value per share next determined after receipt by the Transfer Agent of a proper redemption request in the form described above, less any applicable charges imposed by unaffiliated brokers, dealers or your bank, as described herein. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

At the discretion of the Fund or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Fund reserves the right to require you to close your account if at any time the value of your shares is less than $1,000 (based on actual amounts invested including any initial sales charge paid, unaffected by market fluctuations), or $250 in the case of tax-deferred retirement plans, or such other minimum amount as the Fund may determine from time to time. After notification to you of the Fund's intention to close your account, you will be given thirty days to increase the value of your account to the minimum amount.

The Fund  reserves the right to suspend the right of  redemption  or to postpone
the  date  of  payment  for  more  than  three   business   days  under  unusual
circumstances as determined by the Securities and Exchange Commission.

DIVIDENDS AND DISTRIBUTIONS

The Fund expects to distribute substantially all of its net investment income, if any, on an annual basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

Shareholders will receive dividends and distributions in additional Fund shares; however, shareholders may elect to receive dividends and distributions in cash. The following options are available to shareholders:


     Share Option -   income   distributions  and  capital  gains  distributions
                      reinvested in additional shares.

     Income Option -  income   distributions   and   short-term   capital  gains
                      distributions  paid  in  cash;   long-term  capital  gains
                      distributions reinvested in additional shares.

     Cash Option -    income  distributions and capital gains distributions paid in cash.

You should indicate your choice of option on the application. If no option is selected, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

If you choose to receive cash and the U.S. Postal Service cannot deliver your checks or if the your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and thereafter may continue to be reinvested in such shares. No interest will accrue on amounts represented by uncashed distribution checks.

If you have received any dividend or capital gains distribution from the Fund in cash, you may return the distribution to the Fund within thirty days of the distribution date for reinvestment at the net asset value next determined after its return. You or your dealer must notify the Fund that a distribution is being reinvested pursuant to this provision.

TAXES


The Fund has qualified in all prior years and intends to qualify and to be treated as a "regulated investment company" under Subchapter M of the Code by annually distributing substantially all of its net investment company taxable income, net tax-exempt income and net capital gains in dividends to its shareholders and by satisfying certain other requirements related to the sources of its income and the diversification of its assets. By so qualifying, the Fund will not be subject to federal income tax or excise tax on that part of its investment company taxable income and net realized short-term and long-term capital gains which it distributes to its shareholders in accordance with the Code's timing requirements.

Dividends and distributions paid to shareholders (whether received in cash or reinvested in additional shares) are generally subject to federal income tax and may be subject to state and local income tax. Dividends from net investment income and distributions from any excess of net realized short-term capital gains over net realized capital losses are taxable to shareholders (other than tax-exempt entities that have not borrowed to purchase or carry their shares of the Funds) as ordinary income.

Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) by the Fund to its shareholders are taxable to you as capital gains, without regard to the length of time you have held your Fund shares. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its assets.

The Trust will mail a statement to you annually indicating the amount and federal income tax status of all distributions made during the year. The Funds' distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.


DISTRIBUTION PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly incur or reimburse the Underwriter for certain distribution-related expenses, including payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent or the Fund; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Fund may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's shares.

The annual limitation for payment of expenses pursuant to the Plan is .25% of the Fund's average daily net assets. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.



CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE

On each day that the Fund is open for business, the public offering price (net asset value plus applicable initial sales charge) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Fund is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Other portfolio securities are valued as follows: (i) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (ii) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (iii) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (iv) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

FINANCIAL HIGHLIGHTS


     The following information, which has been audited by _____________________, is an integral part of the Fund's financial statements and should be read in conjunction with the financial statements. The financial statements as of March 31, 1999 appear in the Statement of Additional Information of the Fund, which can be obtained at no charge by calling Countrywide Fund Services, Inc. (Nationwide call toll-free 888-899-8344) or by writing to the Trust at the address on the front of this Prospectus.

[To be inserted.]

THE NEW YORK STATE OPPORTUNITY FUNDS
4605 E. Genesee Street
DeWitt, New York 13214

BOARD OF TRUSTEES
Gregg A. Kidd
Joseph Masella
Joseph E. Stanton
Mark E. Wadach

INVESTMENT ADVISOR
PINNACLE ADVISORS LLC
4605 E. Genesee Street
DeWitt, New York 13214

UNDERWRITER
PINNACLE INVESTMENTS, INC.
4605 E. Genesee Street
DeWitt, New York 13214

LEGAL COUNSEL
KRAMER, LEVIN, NAFTALIS & FRANKEL
919 Third Avenue 41st Floor
New York, New York
10022-3852


INDEPENDENT AUDITORS
______________________
______________________
______________________


CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street
New York, New York 10286

TRANSFER AGENT
COUNTRYWIDE FUND SERVICES, INC.
312 Walnut Street
P.O. Box 5354
Cincinnati, Ohio 45201-5354

Shareholder Services
Nationwide:  (Toll-Free) 888-899-8344


Additional information about the Fund is included in the Statement of Additional Information ("SAI") and which is incorporated by reference in its entirety. Additional information about the Fund's investments will be made available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call 1-888-899-8344 (Nationwide).

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund is available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009.

File No. 811-7963

                      THE NEW YORK STATE OPPORTUNITY FUNDS
                      ------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


                                 August 1, 1999

                              New York Equity Fund


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of The New York State Opportunity Funds dated August 1, 1999. A copy of the Fund's Prospectus can be obtained by writing the Fund at 4605 E. Genesee Street, DeWitt, New York 13214, or by calling the Fund nationwide toll-free 888-899-8344.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                      The New York State Opportunity Funds
                             4605 E. Genesee Street
                             DeWitt, New York 13214

                                TABLE OF CONTENTS
                                -----------------
                                                                            PAGE
                                                                            ----

THE TRUST..................................................................... 3

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS................................. 3

QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS....................... 9

INVESTMENT LIMITATIONS....................................................... 11

TRUSTEES AND OFFICERS........................................................ 13

THE INVESTMENT ADVISOR....................................................... 14

THE UNDERWRITER.............................................................. 15

DISTRIBUTION PLAN............................................................ 16

SECURITIES TRANSACTIONS...................................................... 17

PORTFOLIO TURNOVER........................................................... 19

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE......................... 19

OTHER PURCHASE INFORMATION................................................... 20

TAXES........................................................................ 21

REDEMPTION IN KIND........................................................... 23

HISTORICAL PERFORMANCE INFORMATION........................................... 23

PRINCIPAL SECURITY HOLDERS................................................... 25

CUSTODIAN.................................................................... 25

INDEPENDENT AUDITORS......................................................... 26

COUNTRYWIDE FUND SERVICES, INC............................................... 26

ANNUAL REPORT................................................................ 27

THE TRUST
---------

     The New York State Opportunity Funds (the "Trust") was organized as a Massachusetts business trust on November 20, 1996. The Trust currently offers one series of shares to investors, the New York Equity Fund (the "Fund").

     Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares so long as the proportionate beneficial interest in the assets belonging to the Fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. No shareholder is liable to further calls or to assessment by the Fund without his express consent.

     Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and the Trust is not aware of any instance where such result has occurred. In addition, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------


     The Fund's investment objective may not be altered without the prior approval of a majority (as defined by the Investment Company Act of 1940) of the Fund's shares. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval. A more detailed discussion of some of the terms used and investment policies described in the Prospectus (see "Investment Objective, Investment Policies and Risk Considerations") appears below:

     MAJORITY. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the Fund's outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund.


     OPTIONS. When the Advisor believes that individual portfolio securities are approaching the Advisor's growth and price expectations, covered call options (calls) may be written (sold) against such securities in a disciplined approach to selling portfolio securities.

     If the Fund writes a call, it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call at a specified price ("strike price") by a future date ("exercise date"). To terminate its obligation on a call the Fund has written, it may purchase a corresponding call in a "closing purchase transaction". A profit or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium (net of transaction costs) previously received on the call written.

     The Fund may also realize a profit if the call it has written lapses unexercised, in which case the Fund keeps the premium and retains the underlying security as well. If a call written by the Fund is exercised, the Fund forgoes any possible profit from an increase in the market price of the underlying security over the exercise price plus the premium received. The Fund writes options only for hedging purposes and not for speculation where the aggregate value of the underlying obligations will not exceed 25% of the Fund's net assets. If the Advisor is incorrect in its expectations and the market price of a stock subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security.

     Profits on closing purchase transactions and premiums on lapsed calls written are considered capital gains for financial reporting purposes and are short term gains for federal income tax purposes. When short term gains are distributed to shareholders, they are taxed as ordinary income. If the Fund desires to enter into a closing purchase transaction, but there is no market when it desires to do so, it would have to hold the securities underlying the call until the call lapses or until the call is exercised.

     The Fund will only write options which are issued by the Options Clearing Corporation and listed on a national securities exchange. Call writing affects the Fund's portfolio turnover rate and the brokerage commissions it pays. Commissions for options, which are normally higher than for general securities transactions, are payable when writing calls and when purchasing closing purchase transactions.

     WRITING COVERED CALL OPTIONS. The writing of call options by the Fund is subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Therefore the number of calls the Fund may write (or purchase in closing transactions) may be affected by options written or held by other entities, including other clients of the Advisor. An exchange may order the liquidation of positions found to be in violation of these limits and may impose certain other sanctions.


     WARRANTS AND RIGHTS. Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Prices of warrants do not necessarily move in concert with the prices of the underlying securities. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

     FOREIGN SECURITIES. The Fund may invest in foreign securities if the Advisor believes such investment would be consistent with the Fund's investment objective. The same factors would be considered in selecting foreign securities as with domestic securities, as discussed in the Prospectus. Foreign securities investment presents special considerations not typically associated with investments in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.


     The Fund may invest in foreign issuers directly or though the purchase of American Depository Receipts (ADRs). ADRs, which are traded domestically, are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency. Direct investments in foreign securities will generally be limited to foreign securities traded on foreign securities exchanges.

     Although the Fund is not limited in the amount of foreign securities it may acquire, it is presently expected that the Fund will not invest more than 10% of its assets (as measured at the time of purchase) in direct investments in foreign securities traded on foreign securities exchanges.


     REPURCHASE AGREEMENTS. The Fund may acquire U.S. Government Securities or other high-grade debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

     The majority of these transactions run day-to-day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund's risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Fund holds a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the Advisor will carefully consider the creditworthiness of a vendor during the term of the repurchase agreement. Repurchase agreements are considered loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Fund's custodian either directly or through a securities depository.

     DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. Government Securities or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Advisor's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

     FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Advisor felt such action was appropriate. In such a case the Fund could incur a short-term gain or loss.

     UNSEASONED ISSUERS. The Fund may invest a portion of its assets in small, unseasoned companies. While smaller companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. The Fund does not currently intend to invest more than 5% of its net assets in the securities of unseasoned issuers.


     U.S. GOVERNMENT SECURITIES. The Fund also may invest for temporary defensive purposes all or a portion of its assets in U.S. Government Securities, which include direct obligations of the U.S. Treasury, securities guaranteed as to interest and principal by the U.S. Government such as obligations of the Government National Mortgage Association, as well as securities issued or guaranteed as to interest and principal by U.S. Government authorities, agencies and instrumentalities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal Land Bank, the Federal Farm Credit Banks, the Federal Home Loan Banks, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. U.S. Government Securities may be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government, several are supported by the right of the issuer to borrow from the U.S. Government, and still others are supported only by the credit of the issuer itself. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government Securities held by the Fund or to the Fund's shares.

     BORROWING. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary purposes and may increase this limit to 33.3% of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund would be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with such borrowing. The Fund will not make any additional investments while its borrowings are outstanding.

     ILLIQUID INVESTMENTS. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid securities before maturity may be time consuming and expensive, and it may be difficult or impossible for the Fund to sell illiquid securities promptly at an acceptable price.


QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS
-------------------------------------------------------

     The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for corporate bonds in which the Funds may invest are as follows:

     Moody's Investors Service, Inc.
     -------------------------------

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Standard & Poor's Ratings Group
     -------------------------------

     AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for preferred stocks in which the Funds may invest are as follows:

     Moody's Investors Service, Inc.
     -------------------------------

     aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa - An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     Standard & Poor's Ratings Group
     -------------------------------

     AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

     BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

INVESTMENT LIMITATIONS
----------------------

     The Fund has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Fund. These limitations may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.

     Under these fundamental limitations, the Fund MAY NOT:

(1) Issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure

     (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or (b) in order to meet redemption requests that might otherwise require untimely disposition of portfolio securities if, immediately after such borrowing, the value of the Fund's assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and may pledge its assets to secure all such borrowings;

(2) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(4) Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.);

(5) Make loans of money or securities, except that the Fund may invest in repurchase agreements;

(6)  Write,  purchase  or  sell  commodities,   commodities  contracts,  futures
     contracts or related options (except that the Fund may write covered call options as described in the Prospectus);

(7) Invest more than 25% of its total assets in the securities of issuers in any particular industry, except that this restriction does not apply to investment in securities of the United States Government, its agencies or instrumentalities;

(8) Invest for the purpose of exercising control or management of another issuer; or

(9) Invest in interests in real estate, real estate mortgage loans, oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things.

     Percentage restrictions stated as an investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation. However, in the case of the borrowing limitation (limitation number 1, above), the Fund will, to the extent necessary, reduce its existing borrowings to comply with the limitation.

     While the Fund has reserved the right to make short sales "against the box" (limitation number 4, above), the Advisor has no present intention of engaging in such transactions at this time or during the coming year.

TRUSTEES AND OFFICERS
---------------------

     The following is a list of the Trustees and executive officers of the Trust and their compensation from the Trust for the fiscal year ended March 31, 1999. Each Trustee who is an "interested person" of the Trust, as defined by the 1940 Act, is indicated by an asterisk.


                                                               Compensation
Name                      Age          Position Held           From the Trust
--------------------------------------------------------------------------------
*Gregg A. Kidd            36           President               $
                                       and Trustee                     0
+Joseph Masella           49           Trustee                     2,250
+Joseph E. Stanton        72           Trustee                     2,250
+Mark E. Wadach           48           Trustee                     2,250
Robert L. Bennett         57           Treasurer                       0
Tina D. Hosking           30           Secretary                       0


* Mr. Kidd, as an affiliated person of the Advisor and the Underwriter, is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act.

+    Member of Audit Committee.

     The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

     GREGG A. KIDD, 4605 E. Genesee Street, DeWitt, New York, is President of Pinnacle Advisors LLC, the Trust's investment advisor. He is also the President of Pinnacle Investments, Inc., the Trust's principal underwriter. He previously was a Vice President of Smith Barney, Inc. (a registered broker-dealer and investment advisor).

     JOSEPH MASELLA, One Unity Plaza at Franklin Square, Syracuse, New York, is an officer and Director of Unity Life and a Director of Germantown Life (both of which are insurance companies).

     JOSEPH E. STANTON, 206 Lafayette Lane, Fayetteville, New York, is the former owner of Stanton's (a grocery store).

     MARK E. WADACH, 1010 James Street, Syracuse, New York, is a Consultant for Syracuse Securities (a real estate financing firm).


     ROBERT L. BENNETT, 312 Walnut Street, Cincinnati, Ohio, is First Vice President and Chief Operations Officer of Countrywide Fund Services, Inc. (a registered transfer agent). He is also Treasurer of Albemarle Investment Trust, Atalanta/Sosnoff Investment Trust, Dean Family of Funds, The New York State Opportunity Funds, Profit Funds Investment Trust, Wells Family of Real Estate Funds, Williamsburg Investment Trust and The Winter Harbor Fund and Assistant Treasurer of Boyar Value Fund, Inc., Brundage, Story and Rose Investment Trust and Schwartz Investment Trust (all of which are registered investment companies).

     TINA D. HOSKING, 312 Walnut Street, Cincinnati, Ohio, is Assistant Vice President and Associate General Counsel of Countrywide Fund Services, Inc. She is also Secretary of Albemarle Investment Trust, Atalanta/Sosnoff Investment Trust, The Bjurman Funds, Brundage, Story and Rose Investment Trust, Boyar Value Fund, Inc., Dean Family of Funds, Profit Funds Investment Trust, The Thermo Opportunity Fund, Inc., UC Investment Trust, Wells Family of Real Estate Funds, Williamsburg Investment Trust and The Winter Harbor Fund and Assistant Secretary of The Gannett Welsh & Kotler Funds, The James Advantage Funds, Lake Shore Family of Funds, Schwartz Investment Trust and The Westport Funds.


     Each non-interested Trustee will receive an annual retainer of $1,000 and a $500 fee for each Board meeting attended and will be reimbursed for travel and other expenses incurred in the performance of their duties.

THE INVESTMENT ADVISOR
----------------------

     Pinnacle Advisors LLC (the "Advisor") is the Fund's investment manager. Gregg A. Kidd is the controlling shareholder of the Advisor. Mr. Kidd, by reason of such affiliation, may directly or indirectly receive benefits from the advisory fees paid to the Advisor. Mr. Kidd is also the controlling shareholder of the Underwriter and President and a Trustee of the Trust.


     Under the terms of the advisory agreement between the Trust and the Advisor, the Advisor manages the Fund's investments. The Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1% of its average daily net assets up to $100 million, .95% of such assets from $100 million to $200 million and .85% of such assets in excess of $200 million. For the fiscal years ended March 31, 1999 and 1998 the Fund accrued advisory fees of $34,538 and $7,289, respectively. However, in order to reduce the operating expenses of the Fund, the Advisor voluntarily waived its entire advisory fee for the years ended 1999 and 1998 and reimbursed the Fund $52,586 for the year ended 1999 and $79,997 for year ended 1998 of its other operating expenses.


     The Fund is responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Fund, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Fund may be a party. The Fund may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The Advisor bears promotional expenses in connection with the distribution of the Fund's shares to the extent that such expenses are not assumed by the Fund under their plan of distribution (see below). The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director, employee or stockholder of the Advisor are paid by the Advisor.


     By its terms, the Trust's advisory agreement will remain in force until April 4, 2000 and from year to year thereafter, subject to annual approval by
(a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Trust's advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Advisor. The advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.


THE UNDERWRITER
---------------

     Pinnacle Investments, Inc. (the "Underwriter") is the principal underwriter of the Fund and, as such, is the exclusive agent for distribution of shares of the Fund. The Underwriter is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.


     The Underwriter currently allows concessions to dealers who sell shares of the Fund. The Underwriter receives that portion of the initial sales charge which is not reallowed to the dealers who sell shares of the Fund. The Underwriter retains the entire sales charge on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record. For the fiscal years ended March 31, 1999 and 1998 the aggregate commissions collected on sales of the Fund's shares were $94,836 and $57,628, respectively, of which the Underwriter paid $23,776 and $10,288, respectively to unaffiliated broker-dealers in the selling network and earned $71,060 and $47,340, respectively from underwriting and brokerage commissions.


     The Fund may compensate dealers, including the Underwriter and its affiliates, based on the average balance of all accounts in the Fund for which the dealer is designated as the party responsible for the account. See "Distribution Plan" below.


     By its terms, the Trust's underwriting agreement will remain in force until April 4, 2000 and from year to year thereafter, subject to annual approval by
(a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Trust's underwriting agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Advisor. The underwriting agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

DISTRIBUTION PLAN
-----------------

     As stated in the Prospectus, the Fund has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to pay for expenses incurred in the distribution and promotion of its shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Underwriter. The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of the average daily net assets of the Fund. For the fiscal year ended March 31, 1999, the Fund incurred $4,711 in distribution expenses for the preparation of prospectuses and reports for prospective shareholders.

     The continuance of the Plan must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the Fund. In the event the Plan is terminated in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the termination date. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

     In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of the Fund's assets for distribution expenses under the Plan should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Fund pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

     By reason of his controlling interest in the Advisor and the Underwriter, Gregg A. Kidd may be deemed to leave a financial interest in the operation of the Plan.

SECURITIES TRANSACTIONS
-----------------------


     Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates where applicable are made by the Advisor and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Advisor seeks best execution for the Fund, taking into account such factors as price

(including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. For the fiscal years ended March 31, 1999 and 1998 the Fund paid brokerage commissions of $35,717 and $4,299, respectively. All such brokerage commissions were paid to the Underwriter, which effected 100% of the Fund's securities transactions during the fiscal periods ended March 31, 1999 and 1998.


     Generally, the Fund attempts to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Fund may be purchased directly from the issuer.

     The Advisor is specifically authorized to select brokers who also provide brokerage and research services to the Fund and/or other accounts over which the Advisor exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Fund and to accounts over which it exercises investment discretion.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor in connection with the Fund.

     The Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Advisor and other affiliates of the Trust or the Advisor may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. The Fund will not effect any brokerage transactions in its portfolio securities with the Advisor if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Fund does not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Neither the Advisor nor affiliates of the Trust or the Advisor will receive reciprocal brokerage business as a result of the brokerage business transacted by the Fund with other brokers.

     CODE OF ETHICS. The Trust and the Advisor have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Advisor and, as described below, imposes additional, more onerous, restrictions on investment personnel of the Advisor. The Code requires that all employees of the Advisor preclear any personal securities investment (with limited exceptions, such as U.S. Government obligations). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by the Fund. The substantive restrictions applicable to investment personnel of the Advisor include a ban on acquiring any securities in an initial public offering and a prohibition from profiting on short-term trading in securities. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of the Advisor within periods of trading by the Fund in the same (or equivalent) security.

PORTFOLIO TURNOVER
------------------


     The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year, exclusive of short-term instruments, by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. The Advisor anticipates that the Fund's portfolio turnover rate normally will not exceed 100%. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one year period. For the fiscal period ended March 31, 1999 and 1998, the Fund's portfolio turnover rate was 96% and 25%, respectively.


     Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Advisor believes that portfolio changes are appropriate.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

     The share price (net asset value) and the public offering price (net asset value plus applicable initial sales charge) of the shares of the Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust may also be open for business on other days in which there is sufficient trading in the Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Calculation of Share Price and Public Offering Price" in the Prospectus.

OTHER PURCHASE INFORMATION
--------------------------

     The Prospectus describes generally how to purchase shares of the Fund. Additional information with respect to certain types of purchases of shares of the Fund is set forth below.


     For purposes of determining the applicable initial sales charge and for purposes of the Letter of Intent and Right of Accumulation privileges, a purchaser includes an individual, his or her spouse and their children under the age of 21, purchasing shares for his, her or their own account; a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense. Contact the Transfer Agent for additional information concerning purchases at net asset value or at reduced initial sales charges.


     Right of Accumulation. A "purchaser" (as defined above) of shares of the Fund has the right to combine the cost or current net asset value (whichever is higher) of his existing Fund shares with the amount of his current purchases in order to take advantage of the reduced initial sales charges set forth in the tables in the Prospectus. The purchaser or his dealer must notify Countrywide Fund Services, Inc. (the "Transfer Agent") that an investment qualifies for a reduced initial sales charge. The reduced sales charge will be granted upon confirmation of the purchaser's holdings by the Transfer Agent.

     Letter of Intent. The reduced initial sales charges set forth in the tables in the Prospectus may also be available to any purchaser of shares of the Fund who submits a Letter of Intent to the Transfer Agent. The Letter must state an intention to invest in the Fund within a thirteen month period a specified amount which, if made at one time, would qualify for a reduced initial sales charge. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the purchaser becomes eligible for the reduced initial sales charge applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

     The Letter of Intent is not a binding obligation on the purchaser to purchase, or the Fund to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales charge will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

     A ninety-day backdating period can be used to include earlier purchases at the purchaser's cost (without a retroactive downward adjustment of the sales charge). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The purchaser or his dealer must notify the Transfer Agent that an investment is being made pursuant to an executed Letter of Intent.

     Other Information. The Trust does not impose an initial sales charge or imposes a reduced initial sales charge in connection with purchases of shares of the Fund made under the reinvestment privilege or the purchases described in the "Reduced Initial Sales Charge" or "Purchases at Net Asset Value" sections in the Prospectus because such purchases require minimal sales effort by the Advisor. Purchases described in the "Purchases at Net Asset Value" section may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Fund.

TAXES
-----

     The Prospectus describes generally the tax treatment of distributions by the Fund. This section of the Statement of Additional Information includes additional information concerning federal taxes.

     The Fund has qualified and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met:
(a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------

     Under unusual circumstances, when the Board of Trustees deems it in the best interests of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any ninety day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

     From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                P (1 + T)  = ERV
Where:

P   =    a hypothetical initial payment of $1,000
T   =    average annual total return
n   =    number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)


The calculation of average annual total return assumes the reinvestment of all dividends and distributions and the deduction of the current maximum initial sales charge from the initial $10,000 payment. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns of the Fund for the periods ended March 31, 1999 are as follows:

1 year                                                          13.07%
Since inception (May 12, 1997)                                  21.66%

     The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable initial sales charge which, if included, would reduce total return. A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable initial sales charge or over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     The Fund's performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper Analytical Services, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     Investors  may use such  indices in  addition to the Fund's  Prospectus  to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

     From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as Standard & Poor's Ratings Group and Moody's Investors Service, Inc.). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

PRINCIPAL SECURITY HOLDERS
--------------------------


     As of July __,  1999,  _____________________________,  New York,  New York,
owned of record ___% of the outstanding shares of the Fund and _______________________________________________, Dryden, New York, owned of record ___% of the outstanding shares of the Fund.

     As of July ___, 1999, the Trustees and officers of the Trust as a group owned of record or beneficially ___% of the outstanding shares of the Fund.


CUSTODIAN
---------

     The Bank of New York, 90 Washington Street, New York, New York 10286, has been retained to act as Custodian for the Fund's investments. The Bank of New York acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

INDEPENDENT AUDITORS
--------------------


     The firm of _______________________ has been selected as independent auditors for the Trust for the fiscal year ending March 31, 2000. _________________________________________, New York, New York 10017, performs an annual audit of the Trust's financial statements and advises the Trust as to certain accounting matters.


COUNTRYWIDE FUND SERVICES, INC.
-------------------------------

     The Trust has retained  Countrywide  Fund  Services,  Inc.  (the  "Transfer
Agent") to act as its transfer agent. The Transfer Agent is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. The Transfer Agent maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Transfer Agent receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $17 per account, provided, however, that the minimum fee received is $1,000 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

     The Transfer Agent also provides accounting and pricing services to the Fund. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable the Transfer Agent to perform its duties, the Fund pays the Transfer Agent a fee in accordance with the following schedule:

          Average Monthly Net Assets              Monthly Fee
          --------------------------              -----------
         $          0 - $ 50,000,000                $2,000
         $ 50,000,000 - $100,000,000                $2,500
         $100,000,000 - $200,000,000                $3,000
                 Over   $200,000,000                $4,000

In addition, the Fund pays all costs of external pricing services.

     The Transfer Agent also provides administrative services to the Fund. In this capacity, the Transfer Agent supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Transfer Agent supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, the Fund pays the Transfer Agent a fee at the annual rate of .15% of the average value of its daily net assets up to $25,000,000,
 .125% of such assets from $25,000,000 to $50,000,000 and .1% of such assets in excess of $100,000,000, provided, however, that the minimum fee is $1,000 per month.


     For the fiscal  years  ended March 31, 1999 and 1998,  the  Transfer  Agent
received  fees  of  $12,000  and  $9000,   respectively,   for  providing  these
administrative services to the Fund.

ANNUAL REPORT
-------------

     The Fund's Annual Audited Financial Statements as of March 31, 1999, which have been audited by _______________________, are attached to this Statement of Additional Information.

                      THE NEW YORK STATE OPPORTUNITY FUNDS
                      ------------------------------------

PART C.   OTHER INFORMATION
          -----------------

Item 23.  Exhibits
--------  --------

          (a)       Agreement and Declaration of Trust*

          (b)       Bylaws*

          (c) Incorporated by reference to Agreement and Declaration of Trust and Bylaws

          (d)       Advisory Agreement with Pinnacle Advisors LLC*

          (e)       Underwriting Agreement with Pinnacle Investments, Inc.*

          (f)       Inapplicable

          (g)       Custody Agreement with The Bank of New York*

          (h)(i)    Administration  Agreement  with  Countrywide  Fund Services,
                    Inc.*

             (ii)   Accounting   Services   Agreement  with   Countrywide   Fund
                    Services, Inc.*

             (iii) Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Countrywide Fund Services, Inc.*

          (i)       Opinion and Consent of Counsel*

          (j)       Inapplicable

          (k)       Inapplicable

          (l)       Agreement Relating to Initial Capital*

          (m)       Plan of Distribution Pursuant to Rule 12b-1*

          (n)       Inapplicable

          (o)       Inapplicable

------------------------------------
*    Incorporated  by  reference to the Trust's  registration  statement on Form
     N-1A.

Item 24.  Persons Controlled by or Under Common Control with Registrant.
--------  --------------------------------------------------------------

          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification
--------  ---------------

          Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

               "Section 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (disabling conduct). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

               Section 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

               Section 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators; an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the

               Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, Pinnacle Advisors LLC (the "Advisor") and Pinnacle Investments, Inc. (the "Underwriter"). Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

               The Advisory Agreement with the Advisor provides that the Advisor shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Advisory Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Advisor's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Advisor in its actions under the Advisory Agreement or breach of its duty or of its obligations under the Advisory Agreement.

               The Underwriting Agreement with the Underwriter provides that the Underwriter, its directors, officers, employees, shareholders and control persons shall not be liable for any error of judgement or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Underwriters's duties or from the reckless disregard by any of such persons of Underwriter's obligations and duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

Item 26.  Business and Other Connections of the Investment Adviser
--------  --------------------------------------------------------

          The Advisor is a registered investment advisor organized in November, 1996 to provide investment advisory services to the Registrant. The Adviser has no other business of a substantial nature.

          (a) The directors and officers of the Advisor and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

               (i) Gregg A. Kidd - Managing Member and Controlling Shareholder of the Advisor.

                    President and a Trustee of the Registrant.

                    President of Pinnacle Investments, Inc., 4605 E. Genesee Street, DeWitt, New York 13214, a registered broker-dealer and Registrant's principal underwriter.

                    Vice President of Smith Barney, Inc. until September, 1995.

               (ii) Daniel F. Raite - Managing Member of the Advisor.

                    Vice President of Pinnacle Investments, Inc.

Item 27.  Principal Underwriters
          ----------------------

          (a)  Inapplicable

          (b)                            Position with           Position with
               Name                      Underwriter             Registrant
               ----                      -----------             ----------

               Gregg A. Kidd             President               President and
                                                                 Trustee

               Daniel F. Raite           Vice President          None

               The address of the above-named persons is 4605 E. Genesee Street, DeWitt, New York 13214.

          (c)  Inapplicable

Item 28.  Location of Accounts and Records
--------  --------------------------------

          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant at its offices located at 4605 E. Genesee Street, DeWitt, New York 13214 as well as at the offices of the Registrant's transfer agent located at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202.

Item 29.  Management Services Not Discussed in Parts A or B
--------  -------------------------------------------------

          Inapplicable

Item 30.  Undertakings
--------  ------------

          Inapplicable

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of DeWitt and State of New York, on the 2nd day of June, 1999.

                                        THE NEW YORK STATE OPPORTUNITY FUNDS

                                        By: /s/ Gregg A. Kidd
                                            --------------------------------
                                            Gregg A. Kidd
                                            President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                        Title               Date
   ---------                        -----               ----

/s/ Gregg A. Kidd                   President          June 2, 1999
-----------------------------       and Trustee
Gregg A. Kidd

/s/ Robert L. Bennett               Treasurer          June 2, 1999
-----------------------------
Robert L. Bennett


-----------------------------       Trustee         By: /s/ Tina D. Hosking
Joseph Masella*                                         ---------------------
                                                        Tina D. Hosking
                                                        Attorney-in-Fact*
                                                        June 2, 1999
-----------------------------       Trustee
Joseph E. Stanton*


-----------------------------       Trustee
Mark E. Wadach*

                                INDEX TO EXHIBITS
                                -----------------


(a)       Agreement and Declaration of Trust*

(b)       Bylaws*

(c)       Incorporated by reference to Articles of Incorporation and Bylaws

(d)       Advisory Agreement*

(e)       Underwriting Agreement*

(f)       Inapplicable

(g)       Custody Agreement*

(h)(i)    Administration Agreement*

(h)(ii)   Accounting Services Agreement*

(h)(iii) Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement*

(i)       Opinion and Consent of Counsel*

(j)       Inapplicable

(k)       Inapplicable

(l)       Agreement Relating to Initial Capital*

(m)       Plan of Distribution Pursuant to Rule 12b-1*

(n)       Inapplicable

(o)       Inapplicable

----------------------------
*    Incorporated  by  reference to the Trust's  registration  statement on Form
     N-1A.